real estate joint ventures and investment in associate - Net income (loss) and comprehensive income (loss) (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Real estate joint ventures
Interest expense	$ 97	$ 205	$ 277	$ 413
Net income	498	344	902	677
Comprehensive income	624	430	1,214	1,450
Real estate joint ventures
Real estate joint ventures
Revenue	6	3	10	5
Depreciation and amortization	2	3	4	4
Interest expense	1	1	4	1
Net income	(2)	(3)	(6)	(10)
Comprehensive income	(2)	(3)	(6)	(10)
Provision for income taxes of the partners recognized in net income and comprehensive income	$ 0	$ 0	$ 0	$ 0